Document And Entity Information	Sep. 23, 2026
Cover [Abstract]
Entity Registrant Name	Alcoa Corp
Amendment Flag	false
Entity Central Index Key	0001675149
Document Type	8-K
Document Period End Date	Sep. 23, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-37816
Entity Tax Identification Number	81-1789115
Entity Address, Address Line One	201 Isabella Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212-5858
City Area Code	412
Local Phone Number	315-2900
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	AA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false